Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Service revenue and product sales	$ 37,723	$ 4,671	$ 10,356
Operating costs	17,777	14,009	21,223
Entity with common director or management figure | OPAP S.A.
Related Party Transaction [Line Items]
Service revenue and product sales	37,512	4,437	4,036
De Agostini Group
Related Party Transaction [Line Items]
Service revenue and product sales	20	19	21
OPAP S.A.
Related Party Transaction [Line Items]
Operating costs	11	87	0
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Service revenue and product sales	136	156	239
Operating costs	10,940	9,535	12,651
Assicurazioni Generali S.p.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Operating costs	3,765	3,102	3,003
Autogrill S.p.A. | Director
Related Party Transaction [Line Items]
Service revenue and product sales	55	59	6,060
Autogrill S.p.A. | De Agostini Group
Related Party Transaction [Line Items]
Operating costs	2,391	678	0
Willis Towers Watson | Director
Related Party Transaction [Line Items]
Operating costs	550	550	5,000
De Agostini Group | De Agostini Group
Related Party Transaction [Line Items]
Operating costs	$ 120	$ 57	$ 569